RISK MANAGEMENT - Schedule of Aging Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Between Two And Three Months
Disclosure Of Credit Risk Exposure [Line Items]
Trade receivables	$ 109	$ 15
More Than Three Months
Disclosure Of Credit Risk Exposure [Line Items]
Trade receivables	205	7
Credit Risk
Disclosure Of Credit Risk Exposure [Line Items]
Trade receivables	785	181
Credit Risk | Between One And Two Months
Disclosure Of Credit Risk Exposure [Line Items]
Trade receivables	$ 471	$ 159